Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Shareholders' Equity
Shareholders' Equity

Note 5.Shareholders’ Equity

Common Stock

Common stock transactions for the six months ended June 30, 2025 are as follows:

●	The Company issued a vendor 12,346 shares of common stock with a fair value of $2.43 per share.
●	The Company sold 978,105 shares of common stock pursuant to the AGP Sales Agreement at a weighted average price of $3.35 per share.

The issuance of the Company’s common stock to the vendor described above was exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. The recipient is knowledgeable, sophisticated and experienced in making investment decisions of this kind and received adequate information about the Company or had adequate access to information about the Company. The vendor represented to the Company that the vendor is not a “consultant” for purposes of Nasdaq Listing Rule 5635(c). The issuance of the Company’s common stock pursuant to the AGP Sales Agreement described above was registered on a Registration Statement on Form S-3.

AGP At Market Issuance Sales Agreement

In August 2024, the Company entered into the AGP Sales Agreement to sell shares of the Company’s common stock from time to time, through the ATM program. In connection with the sale of shares via the ATM, the Company determines, among other things, the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold in any one trading day, and any minimum price below which sales may not be made. Pursuant to the terms, AGP is entitled to compensation for its services in an amount up to 3% of the gross proceeds from the sale of shares under the ATM. The Company has no obligation to sell any shares under the ATM, and may suspend solicitation and offers at any time. The ATM may be terminated by the Company or AGP upon notice, or at any time under certain circumstances, including but not limited to the occurrence of a material adverse change in the Company. The ATM will terminate upon the earliest of (a) December 15, 2026, (b) the sale of all of the shares of common stock subject to the ATM, (c) the termination of the AGP Sales Agreement as permitted therein, or (d) the mutual agreement of the parties.

The AGP Sales Agreement provided for the offer and sale of shares of common stock having an aggregate offering price of up to $5.8 million. As of July 1, 2025, the Company sold the remaining capacity of the ATM facility subject to the AGP Sales Agreement.

Note 7.Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized as of December 31, 2024.

Series D Preferred Stock

On December 21, 2022, the Board of Directors of the Company declared a dividend for the stockholders of record on January 3, 2023. The dividend consisted of one one-thousandth of a share of Series D preferred stock, par value $0.001 per share, for each outstanding share of the Company’s common stock. The Series D preferred stock had the following rights and restrictions:

General; Transferability — Series D preferred stock shares will be in book-entry form without certificates. Transfers can only happen alongside common stock transfers, with 1/1,000th of a Series D preferred stock share transferred for each common stock share transferred.

Voting Rights — Each Series D preferred stock share gives the holder 1,000,000 votes. If a shareholder owns a fraction of a share, they will have a proportional number of votes.

Series D preferred stock and common stock shares only vote together on two specific matters:

1.	Any plan to change the Company’s Certificate of Incorporation for a reverse stock split.

2.	Any plan to delay a stockholders’ meeting to vote on a reverse stock split (the “Adjournment Proposal”).

When voting on the reverse stock split or the Adjournment Proposal, each Series D preferred stock share (or fraction of a share) will vote the same way as the common stock share it was issued from.

Dividend Rights — The holders of Series D preferred stock will not be entitled to receive dividends of any kind.

Liquidation Preference — If the Company undergoes liquidation, dissolution, or winding up, Series D preferred stock has priority over common stock for asset distribution. In such a situation, Series D preferred stockholders will receive a cash payment of $0.001 per share before any distribution is made to common stockholders.

Redemption — If Series D preferred stockholders do not attend or vote by proxy at a meeting for the reverse stock split and Adjournment Proposal, their shares will be automatically redeemed by the Company. If any Series D preferred stock remains after this redemption, it can be redeemed in one of two ways:

1.	The Board decides to redeem the shares at a time and date of their choosing.

2.	The shares will be automatically redeemed when the Company’s stockholders approve the reverse stock split during a meeting for this purpose.

When Series D preferred stock is redeemed, stockholders receive a cash payment based on the number of shares they own. For every 100 whole shares redeemed, the stockholder will get $0.10 in cash.

The Series D preferred stock shares were classified as mezzanine equity as of December 31, 2022 since they were not mandatorily redeemable but were redeemable based on an event not entirely controlled by the Company. All Series D preferred stock were redeemed in conjunction with the special meeting of the shareholders’ on February 8, 2023.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2024:

●	The Company issued Pontifax 9,139 shares of fully vested common stock pursuant to conversion of a portion of the convertible debt principal balance at a conversion price of $10.88 per share on January 3, 2024. The conversion price was based on 90% of the closing price of the Company’s common stock on the day before the delivery of the conversion notice.
●	The Company issued Pontifax 27,651 shares of fully vested common stock pursuant to conversion of a portion of the convertible debt principal balance at a conversion price of $5.60 per share on April 15, 2024. The conversion price was based on 90% of the closing price of the Company’s common stock on the day before the delivery of the conversion notice.
●	The Company sold 204,694 shares of common stock and 537,500 pre-funded warrants pursuant to the April 2024 public offering for $6.40 per share on April 22, 2024.
●	The Company issued 97,375 shares of common stock pursuant to the exercise of pre-funded warrants associated with the April 2024 public offering with an exercise price of $0.02 on April 22, 2024.
●	The Company issued 69,125 shares of common stock pursuant to the exercise of pre-funded warrants associated with the April 2024 public offering with an exercise price of $0.02 on June 11, 2024.
●	The Company issued 117,000 shares of common stock pursuant to the exercise of pre-funded warrants associated with the April 2024 public offering with an exercise price of $0.02 on June 14, 2024.
●	The Company issued 130,000 shares of common stock pursuant to the exercise of pre-funded warrants associated with the April 2024 public offering with an exercise price of $0.02 on June 20, 2024.
●	The Company issued 124,000 shares of common stock pursuant to the exercise of pre-funded warrants associated with the April 2024 public offering with an exercise price of $0.02 on June 25, 2024.
●	The Company issued 703,125 shares of common stock pursuant to the exercise of warrants associated with the April 2024 public offering with an exercise price of $6.00 on July 10, 2024.
●	The Company issued 31,250 shares of common stock pursuant to the exercise of warrants associated with the April 2024 public offering with an exercise price of $6.40 on July 10, 2024.
●	The Company issued 2,190 shares of common stock pursuant to the exercise of warrants associated with the April 2024 public offering with an exercise price of $6.40 on July 11, 2024.
●	The Company issued 1,376 shares of common stock pursuant to the exercise of warrants associated with the April 2024 public offering with an exercise price of $6.40 on July 23, 2024.
●	The Company sold 229,078 shares of common stock pursuant to the AGP Sales Agreement at a weighted average price of $4.72 per share.

The issuance of the Company’s common stock in connection with the convertible debt financing agreement as described above was exempt under Section 3(a)(9) of the Securities Act of 1933, as amended.

The issuances of the Company’s common stock in connection with the April 2024 public offering and upon the exercise of warrants described above were registered on a Registration Statement on Form S-1.

The issuance of the Company’s common stock pursuant to the AGP Sales Agreement described above was registered on a Registration Statement on Form S-3.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2023:

●	The Company issued a vendor 3,125 shares of fully vested common stock with a fair value based on a closing price of $23.36 per share on April 27, 2023, the date of issuance.
●	The Company sold 53,202 shares of common stock pursuant to an At Market Issuance Sales Agreement with B. Riley Securities, Inc. (“B. Riley”) at a weighted average price of $58.11 per share.
●	The Company issued 1,978 shares of fully vested common stock pursuant to an exclusive option agreement at $25.28 per share on May 2, 2023. The share price was calculated using the average closing price of the common stock for the ten days immediately preceding April 27, 2023, the effective date of the option agreement.
●	The Company sold 143,844 shares of common stock and 264,815 pre-funded warrants pursuant to the May 2023 public offering for $20.80 per share on May 9, 2023.
●	The Company issued 126,438 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on May 9, 2023.
●	The Company issued 58,625 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on May 10, 2023.
●	The Company issued 21,125 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on May 22, 2023.
●	The Company issued 25,001 shares of common stock pursuant to the cashless exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on June 8, 2023.
●	The Company issued 33,525 shares of common stock pursuant to the cashless exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on September 6, 2023.

All issuances of the Company’s common stock for the years ended December 31, 2024 and 2023 described above, other than shares issued to vendors or issued pursuant to the exclusive option agreement, were registered on a Registration Statement on Form S-8 (SEC File No. 333-208515), a Registration Statement on Form S-1 (333-271049) and a Registration Statement on Form S-3 (SEC File No. 333-239928). The certificates evidencing unregistered shares reflect a Securities Act of 1933, as amended, restrictive legend.

The issuances of the Company’s common stock to vendors and pursuant to the exclusive option agreement as described above were exempt under Section 4(a)(2) of the Securities Act of 1933, as amended. The recipients are knowledgeable, sophisticated and experienced in making investment decisions of this kind and received adequate information about the Company or had adequate access to information about the Company. The vendors represented to the Company that the vendors are not “consultants” for purposes of Nasdaq Listing Rule 5635(c).

At Market Issuance Sales Agreement with B. Riley

On August 11, 2017, the Company entered into an At Market Issuance Sales Agreement with B. Riley (“B. Riley Sales Agreement”) to sell shares of the Company’s common stock from time to time, through an “at-the-market” equity offering program under which B. Riley acts as sales agent. Under the B. Riley Sales Agreement, the Company set the parameters for the sale of shares, including the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. The B. Riley Sales Agreement provided that B. Riley was entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the B. Riley Sale Agreement. The B. Riley Sales Agreement has expired.

AGP At Market Issuance Sales Agreement

In August 2024, the Company entered into the AGP Sales Agreement to sell shares of the Company’s common stock from time to time, through an “at-the-market” equity offering program (the “AGP ATM”). In connection with the sale of shares via the AGP ATM, the Company determines, among other things, the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold in any one trading day, and any minimum price below which sales may not be made. Pursuant to the terms, AGP is entitled to compensation for its services in an amount up to 3% of the gross proceeds from the sale of shares under the AGP ATM. The Company has no obligation to sell any shares under the AGP ATM, and may suspend solicitation and offers at any time. The AGP ATM may be terminated by the Company or AGP upon notice, or at any time under certain circumstances, including but not limited to the occurrence of a material adverse change in the Company. The AGP ATM will terminate upon the earliest of (a) December 15, 2026, (b) the sale of all of the shares of common stock subject to the AGP ATM, (c) the termination of the AGP Sales Agreement as permitted therein, or (d) the mutual agreement of the parties.

The AGP Sales Agreement provides for the offer and sale of shares of common stock having an aggregate offering price of up to $5.8 million. As of March 14, 2025, there was approximately $2.1 million available for future sale of common stock pursuant to the AGP ATM.

July 2024 Warrant Inducement

On July 9, 2024, the Company entered into the Inducement Agreement with the Holders of the Company’s Existing Warrants to purchase shares of common stock of the Company. Pursuant to the Inducement Agreement, the Holders agreed to exercise for cash their Existing Warrants to purchase up to 703,125 shares of common stock at a reduced exercise price of $6.00 per share on July 9, 2024, the date of the Inducement Agreement, until 1:30 p.m. Eastern Time. The aggregate gross proceeds received by the Company was approximately $4.2 million from the exercise of the Existing Warrants offset by total issuance costs of approximately $7.5 million. Issuance costs include financial advisory, banker, and legal fees of approximately $0.4 million and the fair value of the warrant modification and the fair value of the New Warrants issued totaling approximately $7.2 million. Because the modification represented a short-term inducement, the Company applied modification accounting guidance related to the fair value of the modification associated with the warrants that were exercised under the Inducement Agreement. Accordingly, the Company recognized the incremental fair value of the modification of the Existing Warrants exercised along with the fair value of the New Warrants issued as compared to the original warrants, together totaling approximately $7.2 million, as an issuance cost of the warrant exercise. Per the terms of the Inducement Agreement, the Company issued an aggregate of 1,054,688 New Warrants.

The fair value of the New Warrants issued under the Inducement Agreement was estimated using the Black-Scholes warrant-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of 5 years;
●	volatility of 127.25%; and
●	risk free interest rate of 4.24%.